Pension and Other Employee Benefit Plans (Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	1.00%	0.82%	0.52%
Rates of increase in future compensation levels	2.00%	2.00%	2.00%
Interest credit rates	4.52%	4.45%	4.39%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	0.82%	0.52%	0.38%
Rates of increase in future compensation levels	2.00%	2.00%	1.80%
Expected rates of return on plan assets	1.66%	1.72%	1.54%
Interest credit rates	4.45%	4.39%	4.38%